Fees Summary	Jul. 09, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $22,000,000.
Narrative - Max Aggregate Offering Price	$ 22,000,000